Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets, net
Schedule of intangible assets, net

	As of	As of	As of
	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
Software purchased	5,606,954	5,606,954	801,440
Copyrights purchased	11,528,300	20,207,547	2,888,402
Subtotal	17,135,254	25,814,501	3,689,842
Less: accumulated amortization	(191,438)	(1,771,321)	(253,187)
Intangible assets, net	16,943,816	24,043,180	3,436,655

Schedule of amortization amount of intangible assets

The following is a schedule, by fiscal years, of amortization amount of intangible assets as of December 31, 2025:

	Intangible assets
	RMB	US$
2026	2,582,399	369,120
2027	2,581,608	369,007
2028	2,580,501	368,849
2029	2,580,501	368,849
2030 and thereafter	13,718,171	1,960,830
Total	24,043,180	3,436,655